Inventories - Movements in the allowance for obsolescence of inventories (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in the allowance for obsolescence of inventories
At the beginning of the year	$ 1,278
At the end of the year	1,854	$ 1,278
Accumulated impairment
Movements in the allowance for obsolescence of inventories
At the beginning of the year	(54)	(86)
Additions - Fees for services, maintenance and materials	(17)	(45)
Uses	24	77
At the end of the year	$ (47)	$ (54)